T. ROWE PRICE Health Sciences Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  94.4%
BIOTECHNOLOGY  29.2%
International-Biotechnology  0.0%
Ideaya Biosciences (1) 183,344 3,003
3,003
Major Biotechnology  8.0%
Alkermes (1) 1,232,120 40,685
Amgen  599,300 186,712
Biogen (1) 152,244 20,833
Celldex Therapeutics (1) 470,986 8,548
Exact Sciences (1) 1,044,416 45,213
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,726,272 2,310
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 1,863,136 1,155
Gilead Sciences  1,594,377 178,650
Neurocrine Biosciences (1) 599,401 66,294
United Therapeutics (1) 110,039 33,922
Vertex Pharmaceuticals (1) 832,087 403,412
987,734
Other Biotechnology  21.2%
Affinivax Expense Fund, Acquisition Date: 9/12/22, Cost $12 (1)
(2)(3) 12,445 12
Affinivax Milestone Event, Acquisition Date: 9/12/22,
Cost $3,454 (1)(2)(3) 7,349,672 5,439
Affinivax Next Gen. Prod. Milestone Event, Acquisition Date:
9/12/22, Cost $3,454 (1)(2)(3) 7,349,672 2,719
Agios Pharmaceuticals (1) 1,057,121 30,974
Akero Therapeutics (1) 1,243,181 50,324
Alector (1) 428,128 527
Allogene Therapeutics (1) 2,936,094 4,287
Alnylam Pharmaceuticals (1) 1,144,320 308,989
AnaptysBio (1) 50,291 935
Annexon (1) 276,205 533
Apogee Therapeutics (1) 587,295 21,941
Arcellx (1) 722,836 47,418
Arvinas (1) 378,909 2,660
Ascendis Pharma, ADR (1) 948,311 147,804
Aura Biosciences (1) 349,606 2,049
Avidity Biosciences (1) 2,415,692 71,311
Beam Therapeutics (1) 1,269,199 24,787
BeiGene, ADR (1) 683,344 185,986

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bicycle Therapeutics, ADR (1) 1,168,468 9,920
Biohaven (1) 1,365,512 32,827
Blueprint Medicines (1) 1,539,139 136,229
Cabaletta Bio (1) 322,470 447
Cargo Therapeutics (1) 454,938 1,852
Centessa Pharmaceuticals, ADR (1) 3,311,147 47,614
CG oncology (1) 428,037 10,483
Crinetics Pharmaceuticals (1) 922,476 30,940
Cytokinetics (1) 360,285 14,480
Denali Therapeutics (1) 1,888,141 25,669
Disc Medicine (1) 254,949 12,656
Entrada Therapeutics (1) 234,304 2,118
Generation Bio (1) 1,524,394 617
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $5,684 (1)(2)(3) 5,683,928 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
Helix Acquisition Corp. II (1) 878,945 9,932
Immuneering, Class A (1) 431,835 656
Immunocore Holdings, ADR (1) 916,568 27,195
Immunome (1) 2,278,596 15,335
Insmed (1) 2,593,144 197,831
Ionis Pharmaceuticals (1) 494,678 14,924
Iovance Biotherapeutics (1) 786,860 2,620
Krystal Biotech (1) 204,189 36,815
Kymera Therapeutics (1) 1,208,485 33,076
Kyverna Therapeutics (1) 396,569 765
Legend Biotech, ADR (1) 558,260 18,942
Lyell Immunopharma (1) 4,579,227 2,464
Merus (1) 347,940 14,645
Metsera, Acquisition Date: 11/12/24, Cost $13,241 (1)(2) 1,118,110 30,435
Monte Rosa Therapeutics (1) 1,011,007 4,691
MoonLake Immunotherapeutics (1) 1,283,609 50,151
Natera (1) 558,431 78,968
Novocure (1) 266,277 4,745
ORIC Pharmaceuticals (1) 958,713 5,350

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oruka Therapeutics  274,279 2,814
Pharvaris (1) 455,476 7,151
Praxis Precision Medicines (1) 216,024 8,181
Prelude Therapeutics (1) 705,585 542
ProfoundBio, Escrow Fund Payment, EC, Acquisition Date:
5/24/24, Cost $704 (1)(2)(3) 704,486 669
ProfoundBio, Expense Fund Payment, EC, Acquisition Date:
5/24/24, Cost $2 (1)(2)(3) 2,348 2
Protagonist Therapeutics (1) 993,204 48,031
Prothena (1) 369,705 4,575
Regeneron Pharmaceuticals  304,057 192,842
Relay Therapeutics (1) 790,429 2,071
Repligen (1) 254,795 32,420
Replimune Group (1) 1,671,472 16,297
Revolution Medicines (1) 1,603,924 56,715
Revolution Medicines, Warrants, 11/14/28 (1) 198,505 8
Rhythm Pharmaceuticals (1) 301,360 15,963
Rocket Pharmaceuticals (1) 921,674 6,148
Sana Biotechnology (1) 1,860,705 3,126
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(2) 151,540 3,758
Scholar Rock Holding (1) 2,025,440 65,118
Sensorion (EUR) (1) 10,026,597 4,522
Sionna Therapeutics, Acquisition Date: 2/2/22 - 3/4/24,
Cost $7,048 (1)(2) 494,107 5,168
Soleno Therapeutics (1) 451,652 32,270
SpringWorks Therapeutics (1) 689,071 30,409
Spyre Therapeutics (1) 124,302 2,006
Structure Therapeutics, ADR (1) 259,835 4,498
Tarsus Pharmaceuticals (1) 301,995 15,513
Tenax Therapeutics, Warrants, 8/29/29, Acquisition Date:
8/6/24, Cost $— (1)(2)(4) 1,103,045 1,370
Ultragenyx Pharmaceutical (1) 892,486 32,317
Vaxcyte (1) 1,006,136 37,992
Vera Therapeutics (1) 1,225,097 29,427
Verona Pharma, ADR (1) 1,367,010 86,791
Voyager Therapeutics (1) 373,964 1,264
WaVe Life Sciences (1) 926,134 7,483
Xencor (1) 598,436 6,367
Zai Lab, ADR (1) 1,773,034 64,077
2,611,992
Total Biotechnology 3,602,729

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER NONDURABLES  0.1%
Pharmaceuticals  0.1%
Tenax Therapeutics, Warrants, Acquisition Date: 8/6/24,
Cost $6,266 (1)(2)(4) 2,095,785 13,027
Total Consumer Nondurables 13,027
LIFE SCIENCES  7.7%
Life Sciences  7.7%
Bio-Techne  591,701 34,691
Chromacode, Acquisition Date: 2/28/22, Cost $4,400 (1)(2)(3) 627 3
Danaher  1,847,268 378,690
Ginkgo Bioworks Holdings (1) 29,541 168
Revvity  415,684 43,979
SomaLogic, Warrants, 8/31/26 (1) 90,179 1
Thermo Fisher Scientific  975,164 485,242
Total Life Sciences 942,774
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Orchestra BioMed Holdings (1) 300,692 1,287
Total Miscellaneous 1,287
PHARMACEUTICALS  16.5%
Major Pharmaceuticals  16.1%
AstraZeneca, ADR  3,180,596 233,774
Chugai Pharmaceutical (JPY)  1,823,200 83,524
Eli Lilly  1,599,279 1,320,860
Merck  2,203,146 197,754
Sanofi, ADR  2,681,675 148,726
1,984,638
Specialty Pharmaceuticals  0.4%
Madrigal Pharmaceuticals (1) 130,564 43,247
43,247
Total Pharmaceuticals 2,027,885
PRODUCTS & DEVICES  19.6%
Capital Equipment  0.2%
PROCEPT BioRobotics (1) 497,209 28,967
28,967
Implants  13.8%
Becton Dickinson & Company  386,063 88,432
Boston Scientific (1) 3,830,853 386,456
Intuitive Surgical (1) 1,223,840 606,131

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sonova Holding (CHF)  188,984 55,180
Stryker  1,472,637 548,189
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3) 113,564 7,638
1,692,026
Other Products & Devices  5.6%
Argenx, ADR (1) 736,981 436,193
Dexcom (1) 333,170 22,752
IDEXX Laboratories (1) 153,887 64,625
Lantheus Holdings (1) 126,213 12,319
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622 (1)
(2)(3) 8,397,988 3,443
Penumbra (1) 542,666 145,114
Saluda Medical, Warrants, 1/20/27, Acquisition Date: 1/20/22,
Cost $— (1)(2)(3) 103,592 204
684,650
Total Products & Devices 2,405,643
SERVICES  17.4%
Distribution  1.9%
Cardinal Health  408,103 56,224
Cencora  218,991 60,899
CVS Health  750,916 50,875
McKesson  92,580 62,306
230,304
Information  0.3%
GeneDx Holdings, Warrants, 7/22/26 (1) 206,747 44
Veeva Systems, Class A (1) 154,484 35,783
35,827
Other Services  0.7%
ICON (1) 67,693 11,846
Labcorp Holdings  63,900 14,872
PrognomIQ, Class A, Acquisition Date: 11/15/19 - 9/6/24,
Cost $14,561 (1)(2)(3) 606,614 368
Quest Diagnostics  354,396 59,964
87,050
Payors  12.5%
Centene (1) 351,840 21,360
Cigna Group  691,627 227,545
Elevance Health  624,492 271,629
Molina Healthcare (1) 268,929 88,583
Oscar Health, Class A (1) 2,428,674 31,840

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  1,720,438 901,079
1,542,036
Providers  2.0%
BrightSpring Health Services (1) 1,897,226 34,321
Encompass Health  194,368 19,686
HCA Healthcare  320,649 110,800
Tenet Healthcare (1) 631,564 84,945
249,752
Total Services 2,144,969
Total Miscellaneous Common Stocks  3.9% (5) 478,783
Total Common Stocks (Cost $5,622,421) 11,617,097
CONVERTIBLE BONDS  0.2%
BIOTECHNOLOGY  0.1%
Other Biotechnology  0.1%
Immunocore Holdings, 2.50%, 2/1/30  15,469,000 12,938
Total Biotechnology 12,938
PRODUCTS & DEVICES  0.1%
Implants  0.0%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $5,292 (1)(2)(3)(4) 5,291,700 5,746
5,746
Other Products & Devices  0.1%
Galvanize Therapeutics, 0.00%, 2/13/27, Acquisition Date:
2/28/24, Cost $6,172 (1)(2)(3) 6,172,900 6,792
Galvanize Therapeutics, 0.00%, 2/28/27, Acquisition Date:
12/27/24, Cost $4,406 (1)(2)(3) 4,405,600 4,406
Saluda Medical, 0.00%, 12/31/26, Acquisition Date: 1/3/25,
Cost $2,202 (1)(2)(3) 2,201,800 2,202
13,400
Total Products & Devices 19,146
Total Convertible Bonds (Cost $33,541) 32,084
CONVERTIBLE PREFERRED STOCKS  4.5%
BIOTECHNOLOGY  2.4%
Other Biotechnology  2.4%
Aktis Oncology, Series B, Acquisition Date: 9/20/24,
Cost $11,031 (1)(2)(3) 2,757,866 11,031

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arbor Bio, Series B, Acquisition Date: 10/29/21, Cost $8,828 (1)
(2)(3) 532,759 2,190
Arsenal Biosciences, Series C, Acquisition Date: 7/9/24,
Cost $13,459 (1)(2)(3) 724,394 13,459
Avalyn Pharma, Series C-1, Acquisition Date: 9/22/23,
Cost $6,178 (1)(2)(3) 8,436,161 6,718
Bluejay Therapeutics, Series C, Acquisition Date: 5/1/24,
Cost $16,506 (1)(2)(3)(4) 2,529,000 16,506
Bluejay Therapeutics, Series C-1, Acquisition Date: 5/1/24,
Cost $1,135 (1)(2)(3)(4) 173,971 1,135
Chroma Medicine, Series I, Acquisition Date: 10/12/21 -
12/4/24, Cost $17,211 (1)(2)(3) 7,683,800 7,684
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21 - 4/7/22,
Cost $7,107 (1)(2)(3) 3,426,868 16,605
Delfi Diagnostics, Series B, Acquisition Date: 6/10/22,
Cost $8,980 (1)(2)(3) 1,853,138 8,980
Eikon Therapeutics, Acquisition Date: 2/14/25, Cost $5,406 (1)
(2)(3) 924,929 5,406
Eikon Therapeutics, Acquisition Date: 5/18/23 - 2/14/25,
Cost $881 (1)(2)(3) 150,661 881
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $13,496 (1)(2)(3) 762,996 4,459
Eikon Therapeutics, Series B-1, Acquisition Date: 12/3/21 -
2/14/25, Cost $4,525 (1)(2)(3) 774,266 4,525
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $3,382 (1)(2)(3) 157,292 919
EndeavorBio, Series B, Acquisition Date: 1/21/22,
Cost $8,809 (1)(2)(3) 1,867,734 12,186
EndeavorBio, Series C, Acquisition Date: 4/22/24,
Cost $3,195 (1)(2)(3) 489,761 3,195
FOG Pharma, Series C, Acquisition Date: 1/11/21 - 8/2/21,
Cost $6,251 (1)(2)(3) 431,391 3,662
FOG Pharma, Series D, Acquisition Date: 11/17/22,
Cost $6,622 (1)(2)(3) 615,203 4,517
FOG Pharma, Series E, Acquisition Date: 2/29/24 - 1/22/25,
Cost $3,881 (1)(2)(3) 623,217 3,881
Generate Bio, Series B, Acquisition Date: 9/2/21,
Cost $22,096 (1)(2)(3) 1,864,632 22,096
Generate Bio, Series C, Acquisition Date: 5/9/23,
Cost $4,412 (1)(2)(3) 372,360 4,412
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236 (1)(2)(3) 829,412 4,236
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $10,152 (1)(2)(3) 1,987,585 10,152
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505 (1)(2)
(3) 883,580 16,162

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insitro, Series C, Acquisition Date: 4/7/21, Cost $10,762 (1)(2)
(3) 588,382 10,762
Kartos Therapeutics, Acquisition Date: 2/26/25, Cost $2,904 (1)
(2)(3) 513,724 2,904
Kartos Therapeutics, Series C, Acquisition Date: 8/22/23,
Cost $10,593 (1)(2)(3) 1,873,841 10,593
Laronde, Series B, Acquisition Date: 7/28/21, Cost $32,757 (1)
(2)(3) 1,169,887 2,574
Obsidian Therapeutics, Series C, Acquisition Date: 3/27/24,
Cost $8,821 (1)(2)(3) 4,647,794 8,821
Odyssey Therapeutics, Series B, Acquisition Date: 5/13/22,
Cost $7,048 (1)(2)(3) 1,115,915 5,803
Odyssey Therapeutics, Series C, Acquisition Date: 10/25/23,
Cost $530 (1)(2)(3) 105,905 530
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $9,004 (1)(2)(3) 978,705 4,502
Ring Therapeutics, Series C, Acquisition Date: 10/7/22,
Cost $4,414 (1)(2)(3) 479,818 2,207
SalioGen Therapeutics, Series B, Acquisition Date: 12/10/21,
Cost $11,024 (1)(2)(3) 104,129 —
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219 (1)(2)(3) 1,027,755 6,219
Tessera Therapeutics, Acquisition Date: 2/25/22,
Cost $7,915 (1)(2)(3) 674,174 3,492
Tessera Therapeutics, Acquisition Date: 3/7/25, Cost $1,979 (1)
(2)(3) 381,989 1,979
Third Arc Bio, Series A, Acquisition Date: 7/16/24,
Cost $4,412 (1)(2)(3) 2,096,879 4,412
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $18,552 (1)(2)(3) 2,370,150 20,408
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $23,629 (1)(2)(3) 2,744,291 23,629
Total Biotechnology 293,832
CONSUMER NONDURABLES  0.2%
Biotechnology  0.1%
Arbor Bio, Series C, Acquisition Date: 10/21/24, Cost $1,324 (1)
(2)(3) 322,096 1,324
Nutcracker Therapeutics, Series C, Acquisition Date: 8/27/21,
Cost $11,050 (1)(2)(3) 1,027,785 11,050
12,374
Health Care Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $12,364 (1)
(2)(3) 853,213 1,101
Capsule, Series E, Acquisition Date: 1/10/23, Cost $2,658 (1)
(2)(3) 906,656 1,170

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,180 (1)(2)(3) 296,922 5,255
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358 (1)(2)(3) 438,696 5,260
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,414 (1)(2)(3) 44,149 1,744
14,530
Total Consumer Nondurables 26,904
FINANCIAL  0.1%
Investment Dealers  0.1%
Seaport Therapeutics, Series B, Acquisition Date: 10/18/24,
Cost $11,030 (1)(2)(3) 2,322,209 11,030
Total Financial 11,030
LIFE SCIENCES  1.0%
Life Sciences  1.0%
Cellanome, Series A, Acquisition Date: 12/30/21,
Cost $11,023 (1)(2)(3) 1,993,387 14,930
Clear Labs, Series C, Acquisition Date: 5/13/21,
Cost $13,294 (1)(2)(3) 3,830,773 12,120
Clear Labs, Series D, Acquisition Date: 12/12/24,
Cost $1,183 (1)(2)(3) 379,601 1,183
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $21,371
(EUR) (1)(2)(3) 25,201 3,236
Element Biosciences, Series C, Acquisition Date: 6/21/21,
Cost $17,704 (1)(2)(3) 861,217 8,345
Element Biosciences, Series D, Acquisition Date: 6/28/24,
Cost $2,207 (1)(2)(3) 281,354 2,207
Element Biosciences, Series D-1, Acquisition Date: 6/28/24,
Cost $2,207 (1)(2)(3) 281,354 2,207
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $12,829 (1)
(2)(3) 1,452,941 2,020
Lumicks Tech, Series D, Acquisition Date: 4/14/21,
Cost $8,875 (1)(2)(3) 4,954 4,592
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458 (1)(2)(3) 1,204,832 55,988
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $18,957 (1)(2)(3) 426,855 19,836
Total Life Sciences 126,664
PRODUCTS & DEVICES  0.3%
Capital Equipment  0.1%
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243 (1)(2)(3) 2,507,885 4,314

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Reflexion Medical, Series D, Acquisition Date: 4/3/20,
Cost $2,142 (1)(2)(3) 1,123,437 1,966
Reflexion Medical, Series E, Acquisition Date: 3/1/22,
Cost $4,403 (1)(2)(3) 1,857,286 3,343
Reflexion Medical, Series F, Acquisition Date: 11/13/23,
Cost $2,690 (1)(2)(3) 1,794,104 2,368
11,991
Implants  0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18,
Cost $8,574 (1)(2)(3)(4) 8,849,057 7,522
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,515 (1)
(2)(3)(4) 12,320,393 10,472
17,994
Other Products & Devices  0.1%
Saluda Medical, Acquisition Date: 4/6/23, Cost $2,202 (1)(2)(3) 272,710 2,637
Saluda Medical, Series D, Acquisition Date: 1/20/22,
Cost $8,809 (1)(2)(3) 690,617 7,348
Saluda Medical, Series E, Acquisition Date: 4/6/23,
Cost $2,152 (1)(2)(3) 266,476 2,577
12,562
Total Products & Devices 42,547
SERVICES  0.5%
Information  0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $6,904 (1)(2)
(3) 586,029 6,904
6,904
Other Services  0.4%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $10,374 (1)(2)(3) 3,758,668 18,493
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $18,471 (1)(2)(3) 2,280,334 11,219
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,102 (1)(2)(3) 1,558,570 8,650
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139 (1)(2)(3) 928,231 5,152
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,971 (1)(2)(3) 526,504 2,932
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $1,322 (1)(2)(3) 178,707 992
47,438
Providers  0.1%

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,539 (1)(2)(3) 3,130,941 4,196
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $6,626 (1)(2)(3) 2,095,807 2,808
7,004
Total Services 61,346
Total Convertible Preferred Stocks (Cost $659,511) 562,323
PREFERRED STOCKS  0.2%
LIFE SCIENCES  0.2%
Life Sciences  0.2%
Sartorius (EUR)  92,379 21,535
Total Life Sciences 21,535
Total Preferred Stocks (Cost $12,584) 21,535
SHORT-TERM INVESTMENTS  0.8%
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 4.39% (4)(6) 93,476,162 93,476
Total Short-Term Investments (Cost $93,476) 93,476
Total Investments in Securities  100.1%
(Cost $6,421,533) $ 12,326,515
Other Assets Less Liabilities (0.1)% (14,658)
Net Assets 100.0% $ 12,311,857
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $659,189 and represents 5.4% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Affiliated Companies
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield

T. ROWE PRICE Health Sciences Fund

ADR American Depositary Receipts
CHF Swiss Franc
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
JPY Japanese Yen

T. ROWE PRICE Health Sciences Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Bluejay Therapeutics, Series C  $ — $ — $ —
Bluejay Therapeutics, Series C-1  — — —
Chroma Medicine, Series I  — — —
Kardium, 10.00%, 12/31/26  — 454 148
Kardium, Series D-5  — — —
Kardium, Series D-6  — 1 —
Metsera ^^ — 17,194 —
Tenax Therapeutics, Warrants  — 716 —
Tenax Therapeutics, Warrants, 8/29/29  — 102 —
T. Rowe Price Government Reserve Fund,
4.39% — — 161
Totals $ —# $ 18,467 $ 309+

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
Bluejay Therapeutics, Series
C  $ 16,506 $ — $ — $ 16,506
Bluejay Therapeutics, Series
C-1  1,135 — — 1,135
Chroma Medicine, Series I  7,684 — — *
Kardium, 10.00%, 12/31/26  5,292 — — 5,746
Kardium, Series D-5  7,522 — — 7,522
Kardium, Series D-6  10,472 — 1 10,472
Metsera ^^ 13,241 13,241 13,241 *
Tenax Therapeutics, Warrants  12,311 — — 13,027
Tenax Therapeutics, Warrants,
8/29/29  1,268 — — 1,370
T. Rowe Price Government
Reserve Fund, 4.39% 5,859  ¤  ¤ 93,476
Total $ 149,254^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $309 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $143,764.
^^ Includes previously reported affiliates Metsera, Series B acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Health Sciences Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Health Sciences Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Health Sciences Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Health Sciences Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2025, totaled $(11,338,000) for the period ended March 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,319,630 $ 273,505 $ 23,962 $ 11,617,097
Convertible Bonds — 12,938 19,146 32,084
Convertible Preferred Stocks — — 562,323 562,323
Preferred Stocks — 21,535 — 21,535
Short-Term Investments 93,476 — — 93,476
Total $ 11,413,106 $ 307,978 $ 605,431 $ 12,326,515
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
3/31/25
Investment in Securities
Common Stocks $ 23,959 $ (4,400) $ 4,403 $ — $ 23,962
Convertible Bonds 15,871 1,073 2,202 — 19,146
Convertible Preferred Stocks 580,500 (5,714) 32,105 (44,568) 562,323
Total $ 620,330 $ (9,041) $ 38,710 $ (44,568) $ 605,431

T. ROWE PRICE Health Sciences Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 23,962 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount
for lack of
recoverability
—# —# —#
Discount for
uncertainty
5%
–100%
36% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.2x
– 6.9x
5.4x Increase
Enterprise
value to gross
profit multiple
5.0x
– 10.0x
8.4x Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
6% 6% Decrease
Discount for
regulatory
uncertainty
30% 30% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 33% 33% Increase

T. ROWE PRICE Health Sciences Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Bonds
$ 19,146 Recent
comparable
transaction
price(s
—# —# —# —#
Private
company
valuation
—# —# —#
Convertible
Preferred
Stocks
$ 562,323 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount
for lack of
recoverability
—# —# —#
Discount for
dilution
12% 12% Decrease
Discount for
uncertainty
25% 25% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Premium to
public company
multiples
59%
– 147%
102% Increase
Enterprise
value to sales
multiple
1.5x
– 8.7x
7.5x Increase
Sales growth
rate
5%
– 124%
76% Increase
Enterprise
value to gross
profit multiple
4.3x
– 21.6x
16.6x Increase

T. ROWE PRICE Health Sciences Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross profit
growth rate
61%
– 171%
116% Increase
Enterprise
value to
EBITDA
multiple
19.6x
– 37.6x
36.1x Increase
Probability
for potential
outcome
10%
– 55%
33% Increase
Discount to
public company
multiples
43%
– 52%
48% Decrease
Discount rate
for cost of
capital
10%
– 30%
14% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Health Sciences Fund

tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F114-054Q1 03/25